Components of Inventories (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 97,502	$ 78,979
Work in progress	83,002	61,679
Finished goods	67,764	63,037
Inventories, Total	$ 248,268	$ 203,695